Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000185693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	11.48%	6.20%	5.89%
C000009915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	11.37%	6.08%	5.83%
C000200563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	11.47%	6.19%	5.90%
C000040929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	11.37%	6.08%	5.79%
C000040928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	11.03%	5.76%	5.47%
C000040927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	10.72%	5.48%	5.20%
C000155857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.33%	6.10%	5.81%
C000009914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	9.20%	5.01%	4.73%
C000009912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	4.92%	4.60%	4.90%
C000009932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	(6.00%)	2.72%	6.38%
C000009934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	(2.35%)	3.08%	6.17%
C000035170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	(0.25%)	4.17%	7.28%
C000040933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	(0.87%)	3.53%	6.63%
C000040934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	(0.58%)	3.85%	6.96%
C000040935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	(0.29%)	4.15%	7.27%
C000211746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	(0.15%)	4.27%	7.38%
C000009935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	(0.27%)	4.16%	7.32%
C000185697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	(0.15%)	4.27%	7.37%
C000185699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	17.65%	11.14%	8.87%
C000040941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	17.60%	11.03%	8.77%
C000040940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	17.26%	10.68%	8.43%
C000040939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	16.87%	10.35%	8.11%
C000035171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	17.56%	11.01%	8.77%
C000009946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	15.26%	9.81%	7.61%
C000009944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	10.81%	9.48%	7.86%
C000009977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	(1.31%)	3.79%	6.93%
C000009979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	2.59%	4.16%	6.72%
C000074606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.70%	5.24%	7.81%
C000077363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	4.06%	4.60%	7.16%
C000077364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	4.40%	4.93%	7.50%
C000077365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	4.70%	5.24%	7.82%
C000148293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	4.80%	5.34%	7.93%
C000009980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	4.68%	5.26%	7.87%
C000185713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	4.81%	5.34%	7.90%
C000185715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	1.25%	13.80%	8.14%
C000009984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	1.17%	13.68%	8.09%
C000237833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	1.26%	13.81%	8.14%
C000089744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	1.12%	13.67%	8.04%
C000089743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	0.84%	13.34%	7.72%
C000089746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	0.53%	13.00%	7.39%
C000089745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	1.21%	13.70%	8.04%
C000009983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	(1.04%)	12.44%	6.90%
C000009981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	(4.65%)	12.08%	7.11%
C000009993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	(4.96%)	12.17%	6.90%
C000009995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	(1.14%)	12.60%	6.70%
C000155858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	0.88%	13.80%	7.84%
C000105487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	0.35%	13.27%	7.31%
C000105488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	0.63%	13.55%	7.59%
C000105489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	1.00%	13.91%	7.93%
C000200565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	1.10%	14.01%	8.02%
C000009996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	1.05%	13.94%	7.98%
C000185717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	1.01%	14.01%	7.98%
C000185719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	14.98%	8.50%	7.19%
C000040968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	14.78%	8.40%	7.10%
C000040967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	14.42%	8.05%	6.76%
C000040966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	14.07%	7.72%	6.45%
C000035176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	14.88%	8.41%	7.11%
C000009999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	12.62%	7.24%	5.98%
C000009997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	8.19%	6.90%	6.21%
C000010012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	4.34%	2.99%	8.88%
C000010014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.46%	3.29%	8.62%
C000035177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.69%	4.46%	9.80%
C000040969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	10.06%	3.83%	9.21%
C000040970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	10.35%	4.15%	9.54%
C000040971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	10.72%	4.46%	9.87%
C000148294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	10.83%	4.58%	9.97%
C000010015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	10.68%	4.46%	9.89%
C000185723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	10.86%	4.58%	9.92%
C000185725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	13.48%	12.30%	11.15%
C000010041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	13.36%	12.18%	11.09%
C000148295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	13.47%	12.29%	11.16%
C000040986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	13.37%	12.18%	11.05%
C000040985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	13.02%	11.84%	10.72%
C000040984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	12.68%	11.50%	10.38%
C000035178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	13.39%	12.20%	11.07%
C000010040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	11.18%	11.02%	9.92%
C000010038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	6.88%	10.65%	10.14%
C000010054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	4.92%	3.83%	4.23%
C000010056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	9.10%	4.17%	3.99%
C000035181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.23%	5.28%	5.07%
C000040996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	10.61%	4.65%	4.48%
C000040997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	10.96%	4.95%	4.79%
C000040998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	11.25%	5.27%	5.10%
C000249771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	11.23%	5.28%	5.07%
C000185731 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	11.44%	5.38%	5.17%
C000179839 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	18.36%	15.21%	13.56%
C000010060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	18.26%	15.12%	13.51%
C000155860 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	18.37%	15.21%	13.57%
C000041001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	18.24%	15.10%	13.47%
C000041000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	17.93%	14.80%	13.16%
C000040999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	17.52%	14.39%	12.78%
C000155859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	18.25%	15.10%	13.47%
C000010059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	16.06%	13.96%	12.34%
C000010057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	11.48%	13.53%	12.55%
C000010061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	5.47%	13.62%	10.85%
C000010063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	9.74%	14.03%	10.63%
C000035182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.85%	15.19%	11.75%
C000041002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	11.19%	14.47%	11.08%
C000041003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	11.53%	14.82%	11.42%
C000041004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	11.88%	15.18%	11.76%
C000148297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	11.99%	15.29%	11.86%
C000010064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	11.84%	15.21%	11.81%
C000185733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	11.98%	15.30%	11.84%
C000185735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	8.41%	13.52%	10.34%
C000010068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.31%	13.43%	10.29%
C000148298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.42%	13.52%	10.35%
C000041007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.30%	13.41%	10.24%
C000041006 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	7.97%	13.05%	9.90%
C000041005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.60%	12.71%	9.57%
C000035183 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.29%	13.41%	10.24%
C000010067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.25%	12.29%	9.15%
C000010065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	2.12%	11.89%	9.36%
C000034969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	1.26%	4.91%	5.67%
C000034971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.36%	5.32%	5.48%
C000085296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.40%	6.37%	6.54%
C000089747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	6.76%	5.71%	5.90%
C000089748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	7.09%	6.03%	6.22%
C000089749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	7.40%	6.34%	6.51%
C000148299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	7.53%	6.45%	6.62%
C000034972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.34%	6.33%	6.54%
C000185737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	7.49%	6.45%	6.62%
C000185739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	10.87%	9.31%	8.66%
C000068460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	10.69%	9.15%	8.52%
C000068459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	10.39%	8.84%	8.23%
C000068458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	10.06%	8.51%	7.90%
C000059904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.73%	9.17%	8.56%
C000048994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.61%	8.07%	7.47%
C000048992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	4.35%	7.69%	7.69%
C000089178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	6.69%	10.24%	5.44%
C000089179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	10.95%	10.66%	5.24%
C000089173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	13.16%	11.78%	6.32%
C000089174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	12.54%	11.22%	5.77%
C000089175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	12.88%	11.54%	6.08%
C000089176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	13.21%	11.84%	6.36%
C000236153 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	13.28%	11.88%	6.41%
C000089177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	13.15%	11.88%	6.41%
C000185751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	13.26%	11.90%	6.40%
Without Sales Load [Member] | C000009914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	10.20%	5.01%	4.73%
Without Sales Load [Member] | C000009912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	11.03%	5.79%	5.49%
Without Sales Load [Member] | C000009932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	(0.53%)	3.89%	6.99%
Without Sales Load [Member] | C000009934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	(1.35%)	3.08%	6.17%
Without Sales Load [Member] | C000009946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	16.26%	9.81%	7.61%
Without Sales Load [Member] | C000009944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	17.26%	10.73%	8.47%
Without Sales Load [Member] | C000009977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	4.43%	4.97%	7.54%
Without Sales Load [Member] | C000009979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.59%	4.16%	6.72%
Without Sales Load [Member] | C000009983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	(0.04%)	12.44%	6.90%
Without Sales Load [Member] | C000009981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	0.90%	13.35%	7.72%
Without Sales Load [Member] | C000009993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	0.58%	13.45%	7.51%
Without Sales Load [Member] | C000009995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	(0.14%)	12.60%	6.70%
Without Sales Load [Member] | C000009999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	13.62%	7.24%	5.98%
Without Sales Load [Member] | C000009997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	14.49%	8.11%	6.81%
Without Sales Load [Member] | C000010012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	10.42%	4.16%	9.50%
Without Sales Load [Member] | C000010014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	9.46%	3.29%	8.62%
Without Sales Load [Member] | C000010040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	12.18%	11.02%	9.92%
Without Sales Load [Member] | C000010038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	13.10%	11.91%	10.76%
Without Sales Load [Member] | C000010054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	11.02%	5.01%	4.82%
Without Sales Load [Member] | C000010056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	10.10%	4.17%	3.99%
Without Sales Load [Member] | C000010059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	17.06%	13.96%	12.34%
Without Sales Load [Member] | C000010057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	17.97%	14.82%	13.18%
Without Sales Load [Member] | C000010061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	11.61%	14.91%	11.48%
Without Sales Load [Member] | C000010063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	10.74%	14.03%	10.63%
Without Sales Load [Member] | C000010067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.25%	12.29%	9.15%
Without Sales Load [Member] | C000010065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	8.07%	13.16%	9.98%
Without Sales Load [Member] | C000034969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	7.15%	6.10%	6.27%
Without Sales Load [Member] | C000034971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.36%	5.32%	5.48%
Without Sales Load [Member] | C000048994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	9.61%	8.07%	7.47%
Without Sales Load [Member] | C000048992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	10.42%	8.92%	8.30%
Without Sales Load [Member] | C000089178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	12.90%	11.50%	6.04%
Without Sales Load [Member] | C000089179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	11.95%	10.66%	5.24%
Blended Benchmark C000200563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000040929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000009915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000040928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000009914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000040927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000155857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000185693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Blended Benchmark C000009912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.00%	7.69%	7.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Blended Benchmark C000035171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Blended Benchmark C000009946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Blended Benchmark C000040941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Blended Benchmark C000009944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Blended Benchmark C000040940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Blended Benchmark C000040939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Blended Benchmark C000185699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.95%	11.98%	10.17%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Blended Benchmark C000009997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000185719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000040968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000040967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000040966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000035176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000009999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	15.74%	8.83%	8.08%
Blended Benchmark C000035181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000010054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000040998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000249771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000040997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000040996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000185731 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Blended Benchmark C000010056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.64%	5.11%	5.65%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%	14.39%
Blended Benchmark C000068460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
Blended Benchmark C000068458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
Blended Benchmark C000059904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
Blended Benchmark C000068459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
Blended Benchmark C000048994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
Blended Benchmark C000185739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
Blended Benchmark C000048992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	16.13%	11.30%	10.31%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	14.61%	11.31%
Standard And Poor s 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
S And P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Average Annual Return, Percent	(0.09%)	8.53%	9.19%
Russell 3000 C000035171 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000009946 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040941 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000009944 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040940 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040939 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%	11.18%	7.67%
Russell 3000 C000185699 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.38%	13.02%	10.17%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	7.86%	13.23%	9.20%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%	8.66%
Russell 3000 C000009997 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000185719 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040968 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040967 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040966 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000035176 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000009999 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
Russell 3000 C000035181 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000010054 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040998 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040997 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000040996 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000185731 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000249771 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000010056 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	9.15%	6.94%	6.49%
Bloomberg US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Index
Average Annual Return, Percent	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Bond Index Plus
Average Annual Return, Percent	11.96%	0.23%	2.41%
Bloomberg US High Yield 2 Issuer Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield - 2% Issuer Cap Index
Average Annual Return, Percent	8.16%	5.47%	5.89%
Russell 3000 C000048992 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000068460 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000068458 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000059904 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000068459 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000048994 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 3000 C000185739 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Bloomberg US TIPS 1 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Commodity Producers Index (Net)
Average Annual Return, Percent	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IMI Core Real Estate Index (Net)
Average Annual Return, Percent	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Infrastructure Index (Net)
Average Annual Return, Percent	17.48%	9.80%	6.34%
Blended Benchmark C000089178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000089173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000089179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000236153 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000089176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000089175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000089174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000089177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%
Blended Benchmark C000185751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	10.89%	10.08%	5.66%